Loans Receivable - Summary of Loans Receivable (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Loans receivable	$ 8,253,490	$ 8,110,077	$ 4,913,279
Allowance for credit losses	(1,002,799)	(985,375)	(596,963)	$ (61,319)
Loans receivable, net	$ 7,250,691	$ 7,124,702	$ 4,316,316